Cover	Aug. 08, 2019
Entity Information [Line Items]
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8606
Entity Tax Identification Number	23-2259884
Entity Central Index Key	0000732712
Amendment Flag	false
Document Type	8-K
Document Period End Date	Aug. 08, 2019
Entity Registrant Name	Verizon Communications Inc.
City Area Code	212
Local Phone Number	395-1000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, Address Line One	1095 Avenue of the Americas
Entity Address, Postal Zip Code	10036
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Common Stock | NEW YORK MERCANTILE EXCHANGE [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10
Trading Symbol	VZ
Security Exchange Name	NYSE
Common Stock | NASDAQ/NGS (GLOBAL SELECT MARKET) [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10
Trading Symbol	VZ
Security Exchange Name	NASDAQ
2.375% Notes Due 2022 [Member] | NEW YORK MERCANTILE EXCHANGE [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.375% Notes due 2022
Trading Symbol	VZ22A
Security Exchange Name	NYSE
0.500% Notes Due 2022 [Member] | NEW YORK MERCANTILE EXCHANGE [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.500% Notes due 2022
Trading Symbol	VZ22B
Security Exchange Name	NYSE
1.625% Notes Due 2024 [Member] | NEW YORK MERCANTILE EXCHANGE [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.625% Notes due 2024
Trading Symbol	VZ24B
Security Exchange Name	NYSE
4.073% Notes Due 2024 [Member] | NEW YORK MERCANTILE EXCHANGE [Member]
Entity Information [Line Items]
Title of 12(b) Security	4.073% Notes due 2024
Trading Symbol	VZ24C
Security Exchange Name	NYSE
0.875% Notes Due 2025 [Member] | NEW YORK MERCANTILE EXCHANGE [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2025
Trading Symbol	VZ25
Security Exchange Name	NYSE
3.25% Notes Due 2026 [Member] | NEW YORK MERCANTILE EXCHANGE [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.25% Notes due 2026
Trading Symbol	VZ26
Security Exchange Name	NYSE
1.375% Notes Due 2026 [Member] | NEW YORK MERCANTILE EXCHANGE [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2026
Trading Symbol	VZ26B
Security Exchange Name	NYSE
0.875% Notes Due 2027 [Member] | NEW YORK MERCANTILE EXCHANGE [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2027
Trading Symbol	VZ27E
Security Exchange Name	NYSE
1.375% Notes Due 2028 [Member] | NEW YORK MERCANTILE EXCHANGE [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2028
Trading Symbol	VZ28
Security Exchange Name	NYSE
1.875% Notes Due 2029 [Member] | NEW YORK MERCANTILE EXCHANGE [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2029
Trading Symbol	VZ29B
Security Exchange Name	NYSE
1.250% Notes Due 2030 [Member] | NEW YORK MERCANTILE EXCHANGE [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2030
Trading Symbol	VZ30
Security Exchange Name	NYSE
2.625% Notes Due 2031 [Member] | NEW YORK MERCANTILE EXCHANGE [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.625% Notes due 2031
Trading Symbol	VZ31
Security Exchange Name	NYSE
2.500% Notes Due 2031 [Member] | NEW YORK MERCANTILE EXCHANGE [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.500% Notes due 2031
Trading Symbol	VZ31A
Security Exchange Name	NYSE
4.75% Notes Due 2034 [Member] | NEW YORK MERCANTILE EXCHANGE [Member]
Entity Information [Line Items]
Title of 12(b) Security	4.75% Notes due 2034
Trading Symbol	VZ34
Security Exchange Name	NYSE
3.125% Notes Due 2035 [Member] | NEW YORK MERCANTILE EXCHANGE [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2035
Trading Symbol	VZ35
Security Exchange Name	NYSE
3.375% Notes Due 2036 [Member] | NEW YORK MERCANTILE EXCHANGE [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2036
Trading Symbol	VZ36A
Security Exchange Name	NYSE
2.875% Notes Due 2038 [Member] | NEW YORK MERCANTILE EXCHANGE [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2038
Trading Symbol	VZ38B
Security Exchange Name	NYSE